Loss Per Share - Summary Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to the Company	$ (7,338,130)	$ (218,241)
Accretion of redeemable preference shares to redemption value		(740,851)
Net loss attributable to ordinary share of the Company - basic		(959,092)
Net loss attributable to ordinary share of the Company - diluted		$ (959,092)
Denominator:
Weighted average number of ordinary shares outstanding		806,200,500
Weighted average number of vested restricted share units	166,547,658
Denominator used in computing loss per share - basic	2,544,609,189	806,200,500
Denominator used in computing loss per share - diluted	2,544,609,189	806,200,500
Loss per ordinary share - basic		$ (0.001)
Loss per ordinary share - diluted		$ (0.001)
Class A and Class B Ordinary Shares
Numerator:
Net loss attributable to ordinary share of the Company - basic	$ (7,338,130)
Net loss attributable to ordinary share of the Company - diluted	$ (7,338,130)
Denominator:
Weighted average number of ordinary shares outstanding	2,378,061,531
Denominator used in computing loss per share - basic	2,544,609,189
Denominator used in computing loss per share - diluted	2,544,609,189
Loss per ordinary share - basic	$ (0.003)
Loss per ordinary share - diluted	$ (0.003)